Tradr 2X Long Innovation 100 Quarterly ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$12,915,220
TOTAL NET ASSETS — 100.0%	$12,915,220

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
TD Cowen	Invesco QQQ Trust, Series 1	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/1/2026	$5,281,155	$-	$1,031,378
Clear Street	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	11/4/2025	6,610,846	-	396,894
Wells Fargo	Invesco QQQ Trust, Series 1	Receive	5.33% (OBFR01* + 100bps)	At Maturity	7/7/2026	11,766,289	-	341,198
TOTAL EQUITY SWAP CONTRACTS								$1,769,470

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.